Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Summary of Significant Accounting Policies [Line Items]
Translations rate	1.2719					1.2719
Maximum amount insured	$ 100,000					$ 250,000
Allowance for credit losses of accounts receivable	$ 112,532			$ 60,994		88,476	$ 47,955	$ 30,916
Percentage of lease term	75.00%	75.00%
Percentage of economic life	25.00%	25.00%
Percentage of lease payments	90.00%	90.00%
Change of estimates reduced revenue	$ 197,486
Grants received	$ 3,596	$ 2,827		7,133
Tax benefit percent	50%	50%
Litigation amount	$ 260,000			275,000		204,419
Dilutive shares (in Dollars)
Segment profit or loss measure description	Topic 280 requires a public entity to report a measure of segment profit or loss that the chief operating decision maker (“CODM”) uses to assess segment performance and make decisions about allocating resources.	Topic 280 requires a public entity to report a measure of segment profit or loss that the chief operating decision maker (“CODM”) uses to assess segment performance and make decisions about allocating resources.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief operating decision maker	chief operating decision maker
Deposits	$ 2,933,523			3,373,424		2,306,410
Third Party [Member]
Summary of Significant Accounting Policies [Line Items]
Credit loss of loan receivable	132,194					$ 103,935
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses of accounts receivable	$ 112,533
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	42.00%	42.00%		28.00%	28.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	25.00%	25.00%	28.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	21.00%	21.00%		32.00%	32.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	22.00%	22.00%	24.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	20.00%	20.00%		40.00%	40.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	19.00%	19.00%	18.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	10.00%	10.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	12.00%	12.00%	13.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	11.00%	11.00%